............................
                                                    .       OMB APPROVAL       .
                                                    ............................
                                                    .OMB Number: 3235-0006     .
                                                    .Expires:   August 31, 2012.
                                                    .Estimated average burden  .
                                                    .hours per response   23.5 .
                                                    ............................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lombard Odier Asset Management (USA) Corp
Address:   888 7th Avenue
           11th Floor
           New York, New York 10106

Form 13F File Number: 28-13939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Simon Raykher
Title:    Authorized Signatory
Phone:    (212) 295-6183

Signature, Place, and Date of Signing:


/s/ Simon Raykher
---------------------------   New York, New York     November 14, 2011
    Simon Raykher

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     28-13013                        1798 Global Partners (Cayman Islands) Ltd

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 130

Form 13F Information Table Value Total: $807,065

                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED   NONE
----------------------------   --------------   ---------  --------   -------  --- ---- ------ --------- ---------- --------- -----
ALPHA NATURAL RESOURCES INC    COM              02076X102     354     20,000    SH CALL  DEFINED     0     20,000
ALPHA NATURAL RESOURCES INC    COM              02076X102     612     34,600    SH       DEFINED     0     34,600
ANADARKO PETE CORP             COM              032511107  13,873    220,000    SH CALL  DEFINED     0    220,000
ANADARKO PETE CORP             COM              032511107  16,504    261,760    SH       DEFINED     0    261,760
APACHE CORP                    COM              037411105   2,407     30,000    SH PUT   DEFINED     0     30,000
APACHE CORP                    COM              037411105   3,210     40,000    SH CALL  DEFINED     0     40,000
APACHE CORP                    COM              037411105  15,490    193,048    SH       DEFINED     0    193,048
APPROACH RESOURCES INC         COM              03834A103     704     41,448    SH       DEFINED     0     41,448
ATP OIL & GAS CORP             COM              00208J108     386     50,000    SH       DEFINED     0     50,000
ATWOOD OCEANICS INC            COM              050095108   1,615     47,000    SH       DEFINED     0     47,000
BAXTER INTL INC                COM              071813109     107      1,900    SH       DEFINED     0      1,900
BELO CORP                      COM SER A        080555105  14,266  2,917,400    SH       DEFINED     0  2,917,400
BERRY PETE CO                  CL A             085789105     655     18,522    SH       DEFINED     0     18,522
BLUE NILE INC                  COM              09578R103     198      5,600    SH       DEFINED     0      5,600
BP PLC                         SPONSORED ADR    055622104   1,804     50,000    SH CALL  DEFINED     0     50,000
BP PLC                         SPONSORED ADR    055622104   4,278    118,600    SH       DEFINED     0    118,600
BRIGHAM EXPLORATION CO         COM              109178103   1,390     55,000    SH CALL  DEFINED     0     55,000
BRIGHAM EXPLORATION CO         COM              109178103   2,355     93,200    SH       DEFINED     0     93,200
CALLON PETE CO DEL             COM              13123X102     194     50,000    SH       DEFINED     0     50,000
CAMERON INTERNATIONAL CORP     COM              13342B105   4,241    102,100    SH       DEFINED     0    102,100
CANADIAN NAT RES LTD           COM              136385101     764     24,824    SH       DEFINED     0     24,824
CARRIZO OIL & CO INC           COM              144577103     663     30,764    SH       DEFINED     0     30,764
CHEESECAKE FACTORY INC         COM              163072101     153      6,200    SH       DEFINED     0      6,200
CHESAPEAKE ENERGY CORP         COM              165167107   3,674    143,797    SH       DEFINED     0    143,797
CHESAPEAKE ENERGY CORP         COM              165167107   4,600    180,000    SH CALL  DEFINED     0    180,000
CHEVRON CORP NEW               COM              166764100   1,852     20,000    SH PUT   DEFINED     0     20,000
CIMAREX ENERGY CO              COM              171798101   1,643     29,500    SH       DEFINED     0     29,500
COACH INC                      COM              189754104     327      6,300    SH       DEFINED     0      6,300
COMSTOCK RES INC               COM NEW          205768203     464     30,000    SH PUT   DEFINED     0     30,000
COMSTOCK RES INC               COM NEW          205768203     682     44,100    SH       DEFINED     0     44,100
CONSOL ENERGY INC              COM              20854P109   3,393    100,000    SH CALL  DEFINED     0    100,000
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204   1,800     32,900    SH       DEFINED     0     32,900
CONTINENTAL RESOURCES INC      COM              212015101     780     16,122    SH       DEFINED     0     16,122
COSTCO WHSL CORP NEW           COM              22160K105     353      4,300    SH       DEFINED     0      4,300
CVR ENERGY INC                 COM              12662P108  26,939  1,274,300    SH       DEFINED     0  1,274,300
DECKERS OUTDOOR CORP           COM              243537107     326      3,500    SH       DEFINED     0      3,500
DENBURY RES INC                COM NEW          247916208     700     60,828    SH       DEFINED     0     60,828
DEVON ENERGY CORP NEW          COM              25179M103   3,881     70,000    SH CALL  DEFINED     0     70,000
DEVON ENERGY CORP NEW          COM              25179M103   6,290    113,456    SH       DEFINED     0    113,456
DICKS SPORTING GOODS INC       COM              253393102     291      8,700    SH       DEFINED     0      8,700
DOLLAR GEN CORP NEW            COM              256677105     476     12,600    SH       DEFINED     0     12,600
DOMINOS PIZZA INC              COM              25754A201     204      7,500    SH       DEFINED     0      7,500
DRESSER-RAND GROUP INC         COM              261608103     608     15,000    SH       DEFINED     0     15,000
DRIL-QUIP INC                  COM              262037104     846     15,700    SH       DEFINED     0     15,700
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     330      5,000    PRN      DEFINED     0      5,000
ENERGEN CORP                   COM              29265N108     760     18,596    SH       DEFINED     0     18,596
EOG RES INC                    COM              26875P101   1,065     15,000    SH CALL  DEFINED     0     15,000
EXCO RESOURCES INC             COM              269279402     725     67,586    SH       DEFINED     0     67,586
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1     234      2,500    PRN      DEFINED     0      2,500
FX ENERGY INC                  COM              302695101   2,265    548,428    SH       DEFINED     0    548,428
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0     195      2,000    PRN      DEFINED     0      2,000
GRAN TIERRA ENERGY INC         COM              38500T101     572    115,000    SH       DEFINED     0    115,000
GREEN MTN COFFEE ROASTERS IN   COM              393122106     576      6,200    SH       DEFINED     0      6,200
HALLIBURTON CO                 COM              406216101     916     30,000    SH CALL  DEFINED     0     30,000
HALLIBURTON CO                 COM              406216101   6,563    215,040    SH       DEFINED     0    215,040
HELMERICH & PAYNE INC          COM              423452101   1,389     34,200    SH       DEFINED     0     34,200
HERBALIFE LTD                  COM USD SHS      G4412G101     440      8,200    SH       DEFINED     0      8,200
HESS CORP                      COM              42809H107   6,531    124,500    SH       DEFINED     0    124,500
HESS CORP                      COM              42809H107   6,557    125,000    SH CALL  DEFINED     0    125,000
HOLLYFRONTIER CORP             COM              436106108   1,033     39,395    SH       DEFINED     0     39,395
INTEROIL CORP                  NOTE 2.750%11/1  460951AC0     215      2,500    PRN      DEFINED     0      2,500
ISHARES TR                     S&P GBL ENER     464287341  24,886    750,045    SH       DEFINED     0    750,045
ISHARES TR                     FTSE CHINA25 IDX 464287184   1,755     50,000    SH CALL  DEFINED     0     50,000
JAMES RIVER COAL CO            NOTE 4.500%12/0  470355AF5     298      3,500    PRN      DEFINED     0      3,500
LEAR CORP                      COM NEW          521865204   2,561     59,700    SH       DEFINED     0     59,700
LIFE TECHNOLOGIES CORP         COM              53217V109     680     17,700    SH CALL  DEFINED     0     17,700
LUFKIN INDS INC                COM              549764108   6,103    114,700    SH       DEFINED     0    114,700
MACYS INC                      COM              55616P104     129      4,900    SH       DEFINED     0      4,900
MASCO CORP                     COM              574599106      77     10,800    SH CALL  DEFINED     0     10,800
MEAD JOHNSON NUTRITION CO      COM              582839106     351      5,100    SH       DEFINED     0      5,100
NEWFIELD EXPL CO               COM              651290108   1,590     40,063    SH       DEFINED     0     40,063
NEXEN INC                      COM              65334H102     748     45,866    SH       DEFINED     0     45,866
NOBLE ENERGY INC               COM              655044105  12,299    173,719    SH       DEFINED     0    173,719
NORDSTROM INC                  COM              655664100     402      8,800    SH       DEFINED     0      8,800
NPS PHARMACEUTICALS INC        COM              62936P103      65     10,000    SH       DEFINED     0     10,000
O REILLY AUTOMOTIVE INC NEW    COM              67103H107     366      5,500    SH       DEFINED     0      5,500
OCCIDENTAL PETE CORP DEL       COM              674599105   1,430     20,000    SH CALL  DEFINED     0     20,000
OCCIDENTAL PETE CORP DEL       COM              674599105  10,382    145,200    SH       DEFINED     0    145,200
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106  51,556    500,000    SH CALL  DEFINED     0    500,000
PAETEC HOLDING CORP            COM              695459107   8,098  1,530,800    SH       DEFINED     0  1,530,800
PAREXEL INTL CORP              COM              699462107     106      5,600    SH       DEFINED     0      5,600
PETROLEUM DEV CORP             COM              716578109     669     34,480    SH       DEFINED     0     34,480
PIONEER NAT RES CO             NOTE 2.875% 1/1  723787AH0     583      5,000    PRN      DEFINED     0      5,000
PIONEER NAT RES CO             COM              723787107   3,289     50,000    SH CALL  DEFINED     0     50,000
PIONEER NAT RES CO             COM              723787107   8,094    123,063    SH       DEFINED     0    123,063
PLAINS EXPL& PRODTN CO         COM              726505100     683     30,092    SH       DEFINED     0     30,092
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107   2,231    100,000    SH CALL  DEFINED     0    100,000
QEP RES INC                    COM              74733V100     698     25,782    SH       DEFINED     0     25,782
QUICKSILVER RESOURCES INC      COM              74837R104     703     92,745    SH       DEFINED     0     92,745
RANGE RES CORP                 COM              75281A109   2,631     45,000    SH CALL  DEFINED     0     45,000
RESOLUTE ENERGY CORP           COM              76116A108     781     68,746    SH       DEFINED     0     68,746
ROSS STORES INC                COM              778296103     441      5,600    SH       DEFINED     0      5,600
SANDRIDGE ENERGY INC           COM              80007P307     655    117,757    SH       DEFINED     0    117,757
SANDRIDGE ENERGY INC           COM              80007P307     778    140,000    SH CALL  DEFINED     0    140,000
SCHLUMBERGER LTD               COM              806857108     299      5,000    SH CALL  DEFINED     0      5,000
SCHLUMBERGER LTD               COM              806857108   5,077     85,000    SH       DEFINED     0     85,000
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407   7,844    225,000    SH PUT   DEFINED     0    225,000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506  17,553    300,000    SH       DEFINED     0    300,000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506  36,862    630,000    SH PUT   DEFINED     0    630,000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506 166,344  2,843,000    SH CALL  DEFINED     0  2,843,000
SHERWIN WILLIAMS CO            COM              824348106     342      4,600    SH       DEFINED     0      4,600
SM ENERGY CO                   COM              78454L100   3,184     52,500    SH       DEFINED     0     52,500
SOUTHWESTERN ENERGY CO         COM              845467109   1,667     50,000    SH CALL  DEFINED     0     50,000
SOUTHWESTERN ENERGY CO         COM              845467109   6,073    182,200    SH       DEFINED     0    182,200
SPDR GOLD TRUST                GOLD SHS         78463V107      16     60,000    SH CALL  DEFINED     0     60,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   5,658     50,000    SH CALL  DEFINED     0     50,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103 164,645  1,455,100    SH PUT   DEFINED     0  1,455,100
SPDR SERIES TRUST              BRCLYS 1-3MT ETF 78464A680   9,215    215,000    SH PUT   DEFINED     0    215,000
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730  29,573    690,000    SH       DEFINED     0    690,000
STONE ENERGY CORP              COM              861642106     588     36,252    SH       DEFINED     0     36,252
SUNCOKE ENERGY INC             COM              86722A103   8,805    800,426    SH       DEFINED     0    800,426
TIFFANY & CO NEW               COM              886547108     274      4,500    SH       DEFINED     0      4,500
TOREADOR RES CORP              COM              891050106     660    215,000    SH       DEFINED     0    215,000
TOTAL S A                      SPONSORED ADR    89151E109   1,755     40,000    SH       DEFINED     0     40,000
TRANSGLOBE ENERGY CORP         COM              893662106     253     30,000    SH       DEFINED     0     30,000
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9     635      6,500    PRN      DEFINED     0      6,500
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1     699      7,000    PRN      DEFINED     0      7,000
ULTRA PETROLEUM CORP           COM              903914109     714     25,767    SH       DEFINED     0     25,767
UNITED CONTL HLDGS INC         COM              910047109   3,859    199,100    SH       DEFINED     0    199,100
UNITED STATES NATL GAS FUND    UNIT NEW         912318110     901    100,000    SH CALL  DEFINED     0    100,000
VERSO PAPER CORP               COM              92531L108   2,909  1,741,808    SH       DEFINED     0  1,741,808
VISA INC                       COM CL A         92826C839     137      1,600    SH       DEFINED     0      1,600
VISTEON CORP                   COM NEW          92839U206   2,567     59,700    SH       DEFINED     0     59,700
W & T OFFSHORE INC             COM              92922P106     637     46,324    SH       DEFINED     0     46,324
WALTER ENERGY INC              COM              93317Q105     180      3,000    SH       DEFINED     0      3,000
WHITING PETE CORP NEW          COM              966387102     702     20,000    SH CALL  DEFINED     0     20,000
WHITING PETE CORP NEW          COM              966387102   2,683     76,479    SH       DEFINED     0     76,479
WHOLE FOODS MKT INC            COM              966837106     255      3,900    SH       DEFINED     0      3,900
YM BIOSCIENCES INC             COM              984238105      47     25,000    SH       DEFINED     0     25,000
YUM BRANDS INC                 COM              988498101     617     12,500    SH       DEFINED     0     12,500